Leases - Weighted-average remaining lease term and discount rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted-average remaining lease term
Land use rights	47 years	48 years
Operating leases	11 years	5 years
Finance leases	16 years	17 years
Weighted-average discount rate
Land use rights	6.20%	5.70%
Operating leases	5.80%	5.70%
Finance leases	6.20%	5.70%